THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2003.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  6/30/02

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       August 22, 2003
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $950,392 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR   VOTING AUTHORITY
NAME OF ISSUER                   CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AT & T CDA INC                  DEPS RCPT CL B     00207Q202    140244    4409500   SHR        SOLE           4409500    0     0
AT&T CORP                       COM                001957109     42800    4000000   SHR        SOLE           4000000    0     0
ECHOSTAR COMMUNICATIONS NEW     CL A               278762109     37287    2009000   SHR        SOLE           2009000    0     0
COMCAST CORP                    CL A               200300101     17731     719000   SHR        SOLE            719000    0     0
COMCAST CORP                    CL A SPL           200300200     10130     425000   SHR        SOLE            425000    0     0
CIRCUIT CITY STORE INC          CARMAX GROUP       172737306      6612     300000   SHR        SOLE            300000    0     0
HERCULES INC                    COM                427056106      3828     330000   SHR        SOLE            330000    0     0
UNILAB CORP NEW                 COM NEW            904763208      1933      70000   SHR        SOLE             70000    0     0
VERIZON GLOBAL FDG CORP         NT CV ZERO CPN21   92344GAN6    206606     382000   PRN        SOLE            382000    0     0
SOLECTRON CORP                  SR LYON ZERO 20    834182AK3    101723     175220   PRN        SOLE            175220    0     0
RENAL TREATMENT CTRS INC        SUBNTCV 5.625%06   759671AC4     57562      55944   PRN        SOLE             55944    0     0
SHAW GROUP INC                  LYON 21            820280AC9     44311      77000   PRN        SOLE             77000    0     0
SERVICE CORP INTL               SUB NT CV6.75%08   817565AU8     34640      35300   PRN        SOLE             35300    0     0
DIAMOND OFFSHORE DRILLING INC   DEB ZERO CONV 20   25271CAC6     31797      60000   PRN        SOLE             60000    0     0
CELESTICA INC                   LYON ZERO 20       15101QAA6     28970      68500   PRN        SOLE             68500    0     0
CHIRON CORP                     LYON ZERO 31       170040AE9     28794      52500   PRN        SOLE             52500    0     0
ECHOSTAR COMMUNICATIONS NEW     SB NT CV4.875%07   278762AD1     23175      31375   PRN        SOLE             31375    0     0
CAPSTAR HOTEL CO                SUB NT CV4.75%04   140918AC7     19605      21277   PRN        SOLE             21277    0     0
MERRILL LYNCH & CO INC          LYON VAR 32        590188A73     19304      20000   PRN        SOLE             20000    0     0
LIBERTY MEDIA CORP              SR DEB EXCH 30     530715AL5     18781      40800   PRN        SOLE             40800    0     0
LIBERTY MEDIA CORP              SR EXCH  3.25%31   530715AR2     15520      16000   PRN        SOLE             16000    0     0
ECHOSTAR COMMUNICATIONS NEW     SUB NT CV5.75%08   278762AG4     14108      19000   PRN        SOLE             19000    0     0
ARROW ELECTRS INC               SR DB CV ZERO 21   042735AY6     13699      30913   PRN        SOLE             30913    0     0
SPX CORP                        LYON ZERO 21       784635AF1     12773      20000   PRN        SOLE             20000    0     0
CHARTER COMMUNICATIONS INC DEL  SR NT CV 4.75%06   16117MAC1      9789      20500   PRN        SOLE             20500    0     0
AMERICAN TOWER CORP             NT CONV 5%10       029912AF9      7205      16170   PRN        SOLE             16170    0     0
SPRINT CORP                     PCS COM SER 1      852061506       905     202400   SHR        SOLE            202400    0     0
SOLECTRON CORP                  COM                834182107       560      91000   SHR        SOLE             91000    0     0
